Note 11 - Derivatives and Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
		December 31,
		2011		2012
Derivatives not designated as hedging instruments	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Asset Derivatives	Liability Derivatives

Interest Rate Swap Agreements	Current liabilities — Fair value of derivatives	—	—	—	539,904
Interest Rate Swap Agreements	Non current liabilities — Fair value of derivatives	—	9,401,798	—	5,409,337
Total derivatives not designated as hedging instruments		—	9,401,798	—	5,949,241

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]
		Year Ended December 31,
Derivatives not designated as hedging instruments	Location of Gain/(Loss) Recognized	2010	2011	2012

Interest Rate Swap — Reclassification from OCI	Loss on derivatives	(481,515)	(527,627)	54,340
Interest Rate Swap — Change in Fair Value	Loss on derivatives	(1,274,421)	2,200,415	3,452,556
Interest Rate Swap — Realized loss	Loss on derivatives	(6,087,631)	(5,497,478)	(4,593,154)
Foreign Currency Contract — Change in Fair Value	Loss on derivatives	1,771,929	(5,407,633)	—
Foreign Currency Contract — Realized gain	Loss on derivatives	—	6,300,919	—
Total loss on derivatives		(6,071,638)	(2,931,404)	(1,086,258)

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
		Fair Value Measurements Using
Description	Fair Value as of December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Liabilities:
Interest Rate Swap Agreements	(9,401,798)	—	(9,401,798)	—
Total	(9,401,798)	—	(9,401,798)	—
		Fair Value Measurements Using
Description	Fair Value as of December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Liabilities:
Interest Rate Swap Agreements	(5,949,241)	—	(5,949,241)	—
Total	(5,941,241)	—	(5,941,241)	—